ACR International Quality Return (IQR) Fund
SCHEDULE OF INVESTMENTS
As of February 29, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 91.7%
	BERMUDA — 8.8%
83,000	Liberty Global Ltd. - Class A*[1]	$1,452,500
178,218	Liberty Global Ltd. - Class C*[1]	3,305,944
331,502	Liberty Latin America Ltd. - Class C*[1]	2,161,393
		6,919,837
	CANADA — 4.6%
2,116	Fairfax Financial Holdings Ltd.	2,258,485
271,910	KITS Eyecare Ltd.*	1,340,317
		3,598,802
	DENMARK — 6.4%
280,578	ISS A/S	5,045,542
	FRANCE — 9.7%
62,673	Accor S.A.	2,722,495
308,153	Cie Plastic Omnium S.E.	3,679,551
20,210	Danone S.A.	1,289,685
		7,691,731
	IRELAND — 13.0%
87,754	DCC PLC	6,236,948
3,142,977	Greencore Group PLC*	4,054,686
		10,291,634
	NORWAY — 2.9%
103,891	Multiconsult A.S.A.[2]	1,418,300
42,640	Protector Forsikring A.S.A.	865,141
		2,283,441
	SWITZERLAND — 6.9%
121,478	Medmix A.G.[2]	2,082,323
28,595	Sulzer A.G.	3,345,428
		5,427,751
	UNITED KINGDOM — 39.4%
50,220	Ashtead Group PLC	3,612,087
437,426	Barclays PLC - ADR	3,718,121
3,340,660	Eurocell PLC	5,018,159
2,464,131	JD Sports Fashion PLC	3,682,199
2,637,386	Naked Wines PLC*	2,230,559
535,372	Victoria PLC*	1,635,446
476,735	Vistry Group PLC	6,344,211

ACR International Quality Return (IQR) Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 29, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
542,362	Vodafone Group PLC - ADR	$4,848,716
		31,089,498
	TOTAL COMMON STOCKS
	(Cost $77,527,454)	72,348,236
	EXCHANGE-TRADED FUNDS — 4.5%
	UNITED STATES — 4.5%
35,255	Goldman Sachs Access Treasury 0-1 Year ETF	3,529,731
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $3,519,551)	3,529,731

Principal Amount
	SHORT-TERM INVESTMENTS — 2.6%
$2,049,065	UMB Bank, Institutional Banking Money Market II Deposit Investment, 4.78%[3]	2,049,065
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,049,065)	2,049,065
	TOTAL INVESTMENTS — 98.8%
	(Cost $83,096,070)	77,927,032
	Other Assets in Excess of Liabilities — 1.2%	929,363
	TOTAL NET ASSETS — 100.0%	$78,856,395

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
PLC – Public Limited Company

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $3,500,623 which represents 4.4% of total net assets of the Fund.
[3]The rate is the annualized seven-day yield at period end.